LONG-TERM DEBTS - Schedule of long-term loans (Details) ¥ in Millions	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Total	¥ 8,700
Long-term Loans from Commercial Banks
Debt Instrument [Line Items]
2025	6
2026	8,705
2027	0
2028	0
2029	14
Thereafter	11
Total	¥ 8,736